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                              HARTFORD LEADERS PLUS

                                 ISSUED THROUGH

                             SEPARATE ACCOUNT SEVEN

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

        SUPPLEMENT DATED MAY 11, 2000 TO THE PROSPECTUS DATED MAY 1, 2000


The second column heading to the Example Table on Page 10 of the prospectus should be deleted and replaced with the following language:

"If you annuitize your Contract at the end of the applicable time period you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets. This assumes recapture of the Payment Enhancement:"


The second column heading to the Example Table on Page 11 of the prospectus should be deleted and replaced with the following language:

"If you annuitize your Contract at the end of the applicable time period you would pay the following expenses on a $1000 investment, assuming a 5% annual return on assets. This assumes recapture of the Payment Enhancement:"














                          THE PROSPECTUS FOR
                        HARTFORD LEADERS PLUS
                  DATED MAY 1, 2000 MUST BE ACCOMPANIED
                      BY THIS PROSPECTUS SUPPLEMENT


HV-2648
333-91921